FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Narrative (Details) Bs. in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025 COP ($) PEN (S/)	Dec. 31, 2025 BOB (Bs.)	Dec. 31, 2025 COP ($)	Dec. 31, 2025 CLP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 CLP ($)
Financial Risk Management [Abstract]
Percentage of volatility in economic growth is driven by external factors		60.00%
Foreign exchange rate for buying and selling		3.363	799.2	1,031.4	522.5	3.764	962.7	901.3	425.7
Increase (decrease) in financial assets		$ 2,315.2
Increase (decrease) in financial liabilities		2,193.8
Increase (decrease) in equity		$ 121.5
Forecast | 2026
Financial Risk Management [Abstract]
Estimated percentage of economy rebound	3.30%
Baseline
Financial Risk Management [Abstract]
Probabilities		50.00%
Optimistic
Financial Risk Management [Abstract]
Probabilities		25.00%
Pessimistic
Financial Risk Management [Abstract]
Probabilities		25.00%